Retirement Plans (Details 13) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net actuarial gain:
Reclassified to earnings from equity	$ (1)
Gains in current year	(2)
Net actuarial gain, pretax	$ (3)